OPERATING EXPENSES - Taxes and Fees with the Regulatory Authority (Details) - ARS ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING EXPENSES
Turnover tax	$ (375,606)	$ (222,149)	$ (223,945)
Regulatory Entity Fees	(198,846)	(111,272)	(111,839)
Municipal taxes	(84,097)	(54,199)	(59,943)
Other taxes and fees	(61,939)	(40,732)	(57,430)
Total taxes and fees with the regulatory authority	$ (720,488)	$ (428,352)	$ (453,157)